Parent Company Only Financial Statements - Condensed Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Condensed Financial Statements, Captions [Line Items]
Dividends on securities	$ 250				$ 201					$ 968	$ 909	$ 1,030
Total interest and dividend income	90,578	90,941	87,878	84,886	88,771	87,092	88,156	85,581	88,805	352,476	349,634	339,142
Interest on related party notes payable	232				234					921	950	1,007
Interest on subordinated debentures	330				334					1,315	1,347	1,436
Salaries and employee benefits	24,088				24,021					95,105	100,660	97,689
Professional fees	3,572				2,898					12,233	12,547	13,049
Benefit for income taxes	(13,702)				(14,939)					(54,347)	(53,898)	(44,158)
Net income	26,697	27,875	22,502	25,971	28,604	26,323	24,318	23,918	21,684	104,952	96,243	72,995
NAB
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiary bank										105,000	49,900	45,800
Dividends on securities										257	112	264
Other										40	40	66
Total interest and dividend income										105,297	50,052	46,130
Interest on related party notes payable										921	950	1,007
Interest on subordinated debentures										1,315	1,347	1,436
Salaries and employee benefits										661	906	1,655
Professional fees										1,080	135	120
Other										1,834	2,388	1,770
Total expense										5,811	5,726	5,988
Income before income tax and equity in undistributed net income of subsidiaries										99,486	44,326	40,142
Benefit for income taxes										1,993	1,955	2,057
Income before equity in undistributed net income of subsidiaries										101,479	46,281	42,199
Equity in undistributed net income of subsidiaries										3,473	49,962	30,796
Net income										$ 104,952	$ 96,243	$ 72,995